Statement of Changes in Stockholders’ Equity - 7 months ended Dec. 31, 2020 - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at May. 20, 2020
Balance (in Shares) at May. 20, 2020
Issuance of common stock to Sponsor	$ 417	24,583		25,000
Issuance of common stock to Sponsor (in Shares)	4,168,750
Sale of common stock in initial public offering, gross	$ 1,668	166,748,332		166,750,000
Sale of common stock in initial public offering, gross (in Shares)	16,675,000
Offering costs		(9,624,742)		(9,624,742)
Sale of private placement shares to Sponsor in private placement	$ 53	5,334,947		5,335,000
Sale of private placement shares to Sponsor in private placement (in Shares)	533,500
Shares subject to possible redemption	$ (1,574)	(157,360,636)		(157,362,210)
Shares subject to possible redemption (in Shares)	(15,736,221)
Net loss			(123,046)	(123,046)
Balance, at Dec. 31, 2020	$ 564	$ 5,122,484	$ (123,046)	$ 5,000,002
Balance, (in Shares) at Dec. 31, 2020	5,641,029